CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 123,378,034	$ 250,313,799
Restricted cash	4,270,695	2,082,103
Accounts receivable, net of allowance of $115,290,953 and $111,848,582 as of December 31, 2021 and 2022, respectively	3,407,877	36,071,056
Contract assets, net of allowance of $83,678 and nil as of December 31, 2021 and 2022, respectively	0	1,415,241
Marketable securities		1,185,513
Customer deposits, net of allowance of $10,259,195 and $3,878,996 as of December 31, 2021 and 2022, respectively	3,860,127	783,995
Prepaid expenses and other current assets	6,110,770	25,110,040
Amounts due from related parties	2,475,800	3,913,385
Total current assets	143,503,303	320,875,132
Property and equipment, net	14,204,363	16,667,281
Intangible assets, net	12,458,175	23,297,758
Right-of-use assets	18,943,473	23,409,149
Investment in affiliates		17,942
Deferred tax assets, net	25,457,487	51,605,404
Other non-current assets	1,544,658	1,375,104
TOTAL ASSETS	216,111,459	437,247,770
Current liabilities:
Shortterm borrowings (including short-term borrowings of the consolidated VIEs without recourse to Leju of nil and nil as of December 31, 2021 and 2022, respectively)	717,915	784,230
Accounts payable (including accounts payable of the consolidated VIEs without recourse to Leju of $1,631,401 and $653,700 as of December 31, 2021 and 2022, respectively)	653,700	1,631,401
Accrued payroll and welfare expenses (including accrued payroll and welfare expenses of the consolidated VIEs without recourse to Leju of $19,962,938 and $10,717,186 as of December 31, 2021 and 2022, respectively)	12,728,091	21,516,888
Income tax payable (including income tax payable of the consolidated VIEs without recourse to Leju of $31,400,562 and nil as of December 31, 2021 and 2022, respectively)	25,202,771	60,951,790
Other tax payable (including other tax payable of the consolidated VIEs without recourse to Leju of $16,992,077 and $8,684,712 as of December 31, 2021 and 2022, respectively)	9,695,893	18,046,289
Amounts due to related parties (including amounts due to related parties of the consolidated VIEs without recourse to Leju of $2,693,624 and $668,153 as of December 31, 2021 and 2022, respectively)	4,804,591	7,631,923
Advances from customers (including advance from customers of the consolidated VIEs without recourse to Leju of $82,626,840 and $43,096,996 as of December 31, 2021 and 2022, respectively)	43,100,136	82,787,409
Lease liabilities, current (including lease liabilities, current of the consolidated VIEs without recourse to Leju of $5,556,351 and $5,013,721 as of December 31, 2021 and 2022, respectively)	5,037,796	5,581,648
Accrued marketing and advertising expenses (including accrued marketing and advertising expenses of the consolidated VIEs without recourse to Leju of $42,180,152 and $29,533,704 as of December 31, 2021 and 2022, respectively)	29,988,108	43,272,270
Other current liabilities (including other current liabilities of the consolidated VIEs without recourse to Leju of $16,383,879 and $10,317,192 as of December 31, 2021 and 2022, respectively)	12,264,895	18,504,471
Total current liabilities	144,193,896	260,708,319
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIEs without recourse to Leju of $314,763 and $435,848 as of December 31, 2021 and 2022, respectively)	3,517,837	6,042,540
Lease liabilities, non-current (including lease liabilities, non-current of the consolidated VIEs without recourse to Leju of $19,437,887 and $15,400,328 as of December 31, 2021 and 2022, respectively)	15,439,595	19,437,887
Total liabilities	163,151,328	286,188,746
Commitments and contingencies (Note 14)
Shareholders' Equity:
Ordinary shares ($0.001 par value): 1,000,000,000 shares authorized, 136,822,601 and 137,172,601 shares issued and outstanding, as of December 31, 2021 and 2022, respectively	137,173	136,823
Additional paid-in capital	803,300,763	801,476,746
Accumulated deficit	(738,602,296)	(648,934,102)
Accumulated other comprehensive loss	(11,601,054)	(1,424,302)
Total Leju Holdings Limited Shareholders' Equity	53,234,586	151,255,165
Non-controlling interests	(274,455)	(196,141)
Total equity	52,960,131	151,059,024
TOTAL LIABILITIES AND EQUITY	$ 216,111,459	$ 437,247,770